UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA              August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       12

Form 13F Information Table Value Total:  $1,068,185
                                        (thousands)


List of Other Included Managers:

1.    Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                     VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE       SHARED  NONE
--------------                --------    -----       --------   -------    --- ----   ----------  --------  ----       ------  ----
AIRTRAN HLDGS INC             COM         00949P108     4,590     2,250,000 SH         SHARED      1,2        2,250,000
CINCINNATI BELL INC NEW       COM         171871106    33,126     8,323,087 SH         SHARED      1,2        8,323,087
DAVITA INC                    COM         23918K108   290,887     5,475,000 SH         SHARED      1,2        5,475,000
DISH NETWORK CORP             CL A        25470M109   155,770     5,320,000 SH         SHARED      1,2        5,320,000
ECHOSTAR CORP                 CL A        278768106    37,464     1,200,000 SH         SHARED      1,2        1,200,000
FIBERTOWER CORP               COM         31567R100     8,260     5,900,000 SH         SHARED      1,2        5,900,000
GENERAL ELECTRIC CO           COM         369604103   266,900    10,000,000 SH  CALL   SHARED      1,2       10,000,000
TIVO INC                      COM         888706108     1,296       210,000 SH         SHARED      1,2          210,000
U S AIRWAYS GROUP INC         COM         90341W108     3,250     1,300,000 SH         SHARED      1,2        1,300,000
VALASSIS COMMUNICATIONS INC   COM         918866104    12,520     1,000,000 SH         SHARED      1,2        1,000,000
GRACE W R & CO DEL NEW        COM         38388F108   252,884    10,765,600 SH         SHARED      1,2       10,765,600
WILSONS THE LEATHER EXPERTS   COM         972463103     1,239    15,487,513 SH         SHARED      1,2       15,487,513





SK 03038 0001 903112